Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination
Note 4. Business Combination
As described in Note 1, on December 23, 2021, Old Pardes and FSDC II completed the Business Combination pursuant to the Merger Agreement with Old Pardes surviving the
Merger
as a wholly owned subsidiary of FSDC II. Net proceeds from the Business Combination totaled approximately $257.5 million, which included funds held in FSDC II’s trust account and the completion of the concurrent PIPE Investment, as defined below.
As a result of the Business Combination, Old Pardes equity holders received an aggregate number of shares of New Pardes common stock equal to (i) $325.0 million, divided by (ii) $10.00, or 32,500,000 shares. The final conversion ratio used to calculate the final Merger Consideration was 1.4078, resulting in 23,630,965 shares issued for all issued and outstanding Old Pardes common stock and preferred stock, 5,733,270 shares of unvested restricted stock, 2,878,138 shares issued for Old Pardes’s underlying vested, unvested, and unexercised options, and 257,627 shares reserved for contractually committed issuance under the 2021 Stock Option and Incentive Plan (“2021 Plan”). In connection with the closing of the Business Combination, certain investors agreed to subscribe for and purchase an aggregate of
$75.0
million of common stock of New Pardes.
In accordance with the terms and subject to the conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) all shares of Old Pardes’s Series A Preferred Stock, Series
A-1
Preferred Stock, Series
A-2
Preferred Stock, Series
A-3
Preferred Stock and Common Stock (collectively, “Old Pardes Stock”) issued and outstanding immediately prior to the Effective Time, whether vested or unvested, was converted into the right to receive their pro rata portion of the 32,500,000 shares of FSDC II Class A Common Stock (the “Common Stock”) issued as Merger consideration (the “Merger Consideration”) equal to (A) the final consideration ratio calculated in accordance with the Merger Agreement multiplied by (B) the number of shares of Old Pardes Stock; (ii) each option exercisable for Old Pardes Stock that was outstanding immediately prior to the Effective Time was assumed and continues in full force and effect on the same terms and conditions as were previously applicable to such options, subject to adjustments to exercise price and number of shares Common Stock issuable upon exercise based on the final conversion ratio calculated in accordance with the Merger Agreement, and (iii) 13,000,000 shares of Common Stock were reserved for issuance under the newly adopted the 2021 Plan, of which a portion of such shares were allocated for issuance upon exercise of the assumed options and reserved for option grants for outstanding contractual commitments.
The Business Combination was accounted for as a reverse recapitalization because Old Pardes has been determined to be the accounting acquirer under FASB’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). The determination is primarily based on the evaluation of the following facts and circumstances taking into consideration:

•	The pre-combination equity holders of Old Pardes hold the relative majority of voting rights in Pardes;

•	The pre-combination equity holders of Old Pardes have the right to appoint six of the directors on Pardes’ Board;

•	Senior management of Old Pardes comprise the senior management of Pardes; and

•	Operations of Old Pardes comprise the ongoing operations of Pardes.

Under the reverse recapitalization accounting model, the Business Combination was treated as Old Pardes issuing stock for the net assets of FSDC II, with no goodwill or intangible assets recorded. The share amounts have been retroactively adjusted for all periods presented to reflect the Business Combination and reverse capitalization
.
In connection with the Business Combination, we incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $16.5 million, consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in
capital in the consolidated balance sheet as of December 31, 2021. $0.4 million of the transaction costs remained unpaid as of December 31, 2021 and are reflected within accounts payable and accrued expenses in the consolidated balance sheet as of December 31, 2021.
Concurrent with the execution of the Business Combination, we entered into subscription agreements with certain investors subscribed for and purchased an aggregate of 7,500,000 shares of Common Stock for an aggregate purchase price of
 $75.0 million.
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

FSDC II Trust Account balance	$201,266
Less: Redemptions	(2,440)
Proceeds from PIPE Investment	75,000
Less: Underwriting fees and other offering costs paid prior to December 31, 2021	(16,075)
Less: Non-cash net assets assumed from FSDC II	107

Proceeds from Business Combination, net of offering costs paid	257,858
Less: Other offering costs included in accounts payable and accrued expenses	(397)

Net proceeds from the Business Combination	$257,461

The following table su
m
marizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

FSDC II shares issued through the Business Combination, net of redemption	25,514,761
Shares issued pursuant to the PIPE Investment	7,500,000

Business Combination and PIPE Investment shares	33,014,761
Conversion of Old Pardes preferred stock for common stock	19,601,193
Conversion of Old Pardes common stock for common stock	9,763,042

Total shares of New Pardes common stock issued immediately following the Business Combination	62,378,996
Less: shares of restricted stock subject to the right of repurchase	(5,613,463)

Total shares of New Pardes common stock outstanding immediately following the Business Combination	56,765,533